Disposals treated as Discontinued operations - Cash flows (Details) - Discontinued operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from discontinued operations
Net cash (used in)/from operating activities	€ (14)	€ (10)	€ 6
Net cash (used in)/from investing activities	(16)	3	2,553
Net cash for the year	€ (30)	€ (7)	€ 2,559